Exceptional items and remeasurements (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of associates [line items]
Massachusetts Gas labour dispute	£ (1,684)	£ (1,852)	£ (1,648)
Operating profit/(loss)	2,780	2,870	3,493
Finance income and costs	(1,113)	(1,069)	(882)
Profit/(loss) before tax	1,754	1,841	2,660
Tax expense (income) on exceptional items and remeasurements	(480)	(339)	889
Profit/(loss) after tax from continuing operations	1,274	1,502	3,549
Exceptional items and remeasurements
Disclosure of associates [line items]
Operating profit/(loss)	(527)	(572)	36
Profit/(loss) before tax	(592)	(648)	160
Tax expense (income) on exceptional items and remeasurements	(47)	149	1,473
Profit/(loss) after tax from continuing operations	(639)	(499)	1,633
Exceptional items
Disclosure of associates [line items]
Environmental charges	(402)	0	0
Cost efficiency and restructuring programmes	0	(204)	0
Massachusetts Gas labour dispute	0	(283)	0
Impairment of nuclear connection development costs	0	(137)	0
Final settlement of LIPA MSA Transition	0	0	26
Operating profit/(loss)	(402)	(624)	26
Deferred tax arising on the reduction in US corporation tax rate	0	0	5
Tax expense (income) on exceptional items and remeasurements	103	144	(9)
Profit/(loss) after tax from continuing operations	(491)	(480)	1,532
Remeasurements
Disclosure of associates [line items]
Net gains/(losses) on financing derivatives	1	(40)	119
Net (losses)/gains on financial assets at fair value through profit and loss	(16)	15	0
Net losses on financial liabilities at fair value through profit and loss	(49)	(51)	0
Finance income and costs	(64)	(76)	119
Net losses on financial instruments	(1)	0	0
Tax expense (income) on exceptional items and remeasurements	42	5	(28)
Profit/(loss) after tax from continuing operations	(148)	(19)	101
Remeasurements | Commodity contract derivatives
Disclosure of associates [line items]
Operating profit/(loss)	(125)	52	10
US | Exceptional items
Disclosure of associates [line items]
Deferred tax arising on the reversal of the reduction in UK corporation tax rate	0	0	1,510
UK | Exceptional items
Disclosure of associates [line items]
Deferred tax arising on the reversal of the reduction in UK corporation tax rate	£ (192)	£ 0	£ 0